VALUATION AND QUALIFYING ACCOUNTS	12 Months Ended
Jun. 30, 2013
Valuation And Qualifying Accounts [Abstract]
VALUATION AND QUALIFYING ACCOUNTS

Schedule Number	Description
II	Valuation and Qualifying Accounts

CAREFUSION CORPORATION

SCHEDULE II — VALUATION AND QUALIFYING ACCOUNTS

(in millions)	Balance at Beginning of Period	Charged to Costs and Expenses	Charged to Other Accounts	Deductions	Balance at End of Period
Fiscal Year 2013:
Accounts Receivable	$15	$8	$1	$(9)	$15
Inventory Reserve	38	14	1	(9)	44
Net Investment in Sales-Type Leases	10	(1)	—	(2)	7

	$63	$21	$2	$(20)	$66

Fiscal Year 2012:
Accounts Receivable	$13	$6	$—	$(4)	$15
Inventory Reserve	40	9	—	(11)	38
Net Investment in Sales-Type Leases	9	2	1	(2)	10

	$62	$17	$1	$(17)	$63

Fiscal Year 2011:
Accounts Receivable	$9	$6	$1	$(3)	$13
Inventory Reserve	45	5	1	(11)	40
Net Investment in Sales-Type Leases	8	1	—	—	9

	$62	$12	$2	$(14)	$62